Cover Cover	Apr. 04, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 04, 2022
Entity Registrant Name	IVERIC bio, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36080
Entity Tax Identification Number	20-8185347
Entity Address, Address Line One	8 Sylvan Way
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	(609)
Local Phone Number	474-6455
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ISEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001410939
Amendment Flag	false